Warrants	12 Months Ended
Dec. 31, 2020
Disclosure Of Warrants Explanatory [Abstract]
Warrants
14.	Warrants

The functional currency of the Company is the Euro and as the exercise price of the Company’s share purchase warrants is fixed in US Dollars, these warrants are considered a liability as a variable amount of cash in the Company’s functional currency will be received on exercise. Accordingly, these warrants are classified and accounted for as a derivative liability at fair value through profit or loss.

As of December 31, 2020 there were 9,929,139 warrants outstanding. The warrants entitle the holder to purchase one ordinary share of Fusion Fuel Green plc at an exercise price of $11.50 per share. Until warrant holders acquire the Group’s ordinary shares upon exercise of such warrants, they have no rights with respect to the Group’s ordinary shares. The warrants expire on December 10, 2025, or earlier upon redemption or liquidation in accordance with their terms.

The fair value of the tradeable warrants is determined with reference to the prevailing market price for warrants that are trading on the NASDAQ under the ticker HTOOW. The fair value of non-tradeable warrants is determined with reference to the market value of the traded warrants, adjusted for an illiquidity discount of 5%.

	Tradeable No. of warrants	Non-tradeable No. of warrants	Total No. of warrants
In issue at Dec 4, 2020	7,139,108	3,235,892	10,375,000
Exercise of warrants	(445,861)	-	(445,861)
In issue at Dec 31, 2020	6,693,247	3,235,892	9,929,139

All warrants entitle the holder to purchase one Class A ordinary share at a strike price of $11.50. The fair value of the traded warrants as at December 4, 2020 was $8.11. The fair value of the tradeable warrants as at December 31, 2020 was $6.65. See reconciliation of fair values below.

	Tradeable €’000s	Non-tradeable €’000s	Total €’000s
Balance – December 31, 2018	-	-	-
Balance – December 31, 2019	-	-	-
Fair value of warrants issued in the HL Transaction / Fusion Fuel re-organization	47,766	20,568	68,334
Warrants exercised	(2,416)	-	(2,416)
Fair value movement	(9,077)	(3,909)	(12,986)
Balance – December 31, 2020	36,273	16,659	52,932

The fair value of non-tradeable warrants was calculated with reference to the market price, adjusted for an illiquidity discount of 5%. (See note 15)